Commitments and Contingencies - Narrative (Details) $ in Thousands, R$ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2005 USD ($)
Loss Contingencies [Line Items]
Percentage of defense and indemnity costs							27.00%
Tax credit				$ (24,925)	$ (34,939)	$ 5,296
Interest income						$ 100
Asbestos claims
Loss Contingencies [Line Items]
Litigation settlement							$ 20,000	$ 15,000
Loss contingency accrual				300	400
Houghton environmental matters
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss				5,300	$ 5,600
Foreign Tax Authority non-income (indirect) tax
Loss Contingencies [Line Items]
Loss contingency accrual reversal	$ 1,800
Loss contingency receivable reversal	1,100
Brazilian Indirect Taxes
Loss Contingencies [Line Items]
Litigation settlement		$ 13,300	R$ 67.0
Tax credit		8,400
Interest income		$ 4,900
Insurance Claims
Loss Contingencies [Line Items]
Insurance Settlements Receivable	$ 2,000			200
Proceeds from insurance receivable				4,600
Gain on insurance recoveries				1,800
Minimum | ACP
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss				100
Minimum | Houghton environmental matters
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss				5,000
Maximum | ACP
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss				1,000
Maximum | Asbestos claims
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss				200
Maximum | Houghton environmental matters
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss				$ 6,000